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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:_____________________

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this report:
Name: John Hancock Life Insurance Company (U.S.A.)
Address: 601 Congress Street
Boston, MA 02210

13F File Number: 028-03983

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person signing this report on behalf of reporting manager:

Name: Tina M. Marks
Title: Reconciliation Manager
Phone: 617-572-1662
Signature, Place, and Date of Signing:
/s/Tina M. Marks 197 Clarendon St. Boston, MA 02117  August 11 2011
Signature           Place                            Date

Report Type (Check only One):

[ ] 13F HOLDINGS REPORT
[X] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of other managers reporting for this manager:

    Form 13F File Number Name
"    028-11519           Manulife Financial Corporation"
"    028-04428           The Manufacturers Life Insurance Company"